Trade Receivables - Loss Allowance (Details) - Trade receivables - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Financial assets at beginning of period	$ 3,829
Financial assets at end of period	1,907	$ 3,829
Gross carrying amount
Trade Receivables
Financial assets at beginning of period	3,845
Financial assets at end of period	1,924	3,845
Accumulated impairment
Trade Receivables
Financial assets at beginning of period	16	136
Additions for the year	292	2
Charge-off for the year	(291)	(121)
Exchange effect	0	(1)
Financial assets at end of period	$ 17	$ 16